United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/14

Date of Reporting Period: 08/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
August 31, 2014
Share Class	Ticker
A	FGCAX
R	SRBRX
Institutional	FGCIX
Service	FGCSX

Federated Short-Intermediate Total Return Bond Fund
(formerly, Federated Intermediate Government/Corporate Fund)
Fund Established 2005

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2013 through August 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Short-Intermediate Total Return Bond Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended August 31, 2014, was 5.24% for the Institutional Shares and 4.99% for the Service Shares. The total return for the Barclays Intermediate Government/Credit Index (BIGCI),1 a broad-based securities market index, was 3.55% during the same period. The total return of the Morningstar Short-Term Bond Average (MSTBA),2 a peer group average for the Fund, was 2.34% during the same period. The Fund's and the MSTBA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BIGCI. For the reporting period January 31, 2014 through August 31, 2014, the total return for the Class A Shares and Class R Shares, based on net asset value, was 2.34% and 2.04%, respectively. The total return for the BIGCI was 1.88%, while the total return for the Barclays 1-5 Year Government/Credit Index, the Fund's new broad-based securities market index, was 0.83% for the same period.
During the reporting period, the Fund's investment strategy focused on: (a) movement among the various sectors and quality spectrums of the bond market such as corporate bonds3 and international securities;4 (b) selection of individual securities; and (c) the selection of securities with different maturities (expressed by a “yield curve” showing the relative yield of similar securities with different maturities). These were the most significant factors affecting the Fund's performance relative to the BIGCI.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, the U.S. economy continued to show signs of improving, but much of the fundamental improvement was overshadowed by concerns about Federal Reserve (the “Fed”) policy and the impact of geopolitical worries. Short to intermediate Treasury yields declined in the fall of 2013 as it became clear the Fed would not soon raise interest rates, but rose going into year-end on signs of stronger growth. The very harsh winter depressed economic activity in first quarter 2014, leading to lower interest rates, but the revival of growth and stronger corporate earnings helped stabilize short to intermediate rates. The prospect of the Fed ending its bond market purchases later in 2014 began to advance discussions of when the Fed would move to raise short-term rates. Through this period, the performance of spread products, especially lower quality credit and emerging market5 debt, was strong, driven by not only falling Treasury yields but also continued strong underlying performance of these assets.
Annual Shareholder Report

SECTOR AND QUALITY MANAGEMENT
The Fund's overweight to corporate securities during the period increased return by boosting yield relative to BIGCI. The overweight to issues rated “A” and “BBB” helped Fund performance, as these outperformed both investment-grade6 securities and the BIGCI. Furthermore, the addition of emerging market and high-yield7 securities helped performance, as these assets contributed good performance and diversification benefits.
The Fund harvested gains on shorter maturity securities and reinvested those into securities that Fund management believed to have higher total return potential. The Fund continued to purchase investment-grade corporate, emerging market and high-yield securities. The Fund reinitiated positions in residential mortgage-backed securities,8 as the prospect of the end of Fed buying had reestablished relative value in the sector.
INTEREST RATE, YIELD CURVE AND DERIVATIVE MANAGEMENT
Interest rate and yield curve positioning offset over the course of the reporting period. The Fund's average interest rate sensitivity, or duration,9 was less than the BIGCI over the reporting period, which initially hurt Fund performance but then helped as rates stabilized. On the other hand, yield curve positioning added to Fund performance, as Fed policy anchored very short interest rates near zero, while longer rates on average fell. The Fund's relative overweight to the 7 to 10-year part of the yield curve also was beneficial. The use of Treasury note and bond futures contracts played a positive role in executing the Fund's strategies in interest rate sensitivity and yield curve exposure management.
SECURITY SELECTION
Overall, security selection positively contributed to Fund performance over the reporting period. Core corporate selection was positive. Issues from metals and mining companies and those with emerging market exposure recovered during the period as fears receded and these companies' positive fundamentals became clearer. In addition, commercial mortgage-backed securities and Treasury Inflation Protection Securities also helped Fund performance.
Annual Shareholder Report

1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BIGCI. During the reporting period, the Fund's investment adviser has elected to change the Fund's broad-based securities market index to the Barclays 1-5 Year Government/Credit Index from the Barclays Intermediate Government/Credit Index. The Barclays 1-5 Year Government/Credit Index is more representative of the securities typically held by the Fund. The total return for the Barclays 1-5 Year Government/Credit Index was 1.94% for the reporting period.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSTBA.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
5	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
6	Investment-grade securities and noninvestment-grade securities may either be: (a) rated by a nationally recognized statistical ratings organization or rating agency; or (b) unrated securities that the Fund's investment adviser believes are of comparable quality. The rating agencies that provide the ratings for rated securities include Standard and Poor's, Moody's Investor Services, Inc. and Fitch Rating Service. When ratings vary, the highest rating is used. Credit ratings of “AA” or better are considered to be high credit quality; credit ratings of “A” are considered high or medium/good quality and credit ratings of “BBB” are considered to be good credit quality and the lowest category of investment grade securities. Credit ratings of “BB” and below are lower-rated, noninvestment-grade securities or junk bonds, and credit ratings of “CCC” or below have high default risk. Any credit quality breakdown does not give effect to the impact of any credit derivative investments made by the Fund. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
7	High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default. Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
8	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
9	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrates the hypothetical investment of $10,0001 in the Federated Short-Intermediate Total Return Bond Fund (the “Fund”) from September 2, 2005 to August 31, 2014 for Service Shares, and from January 31, 2014 to August 31, 2014 for Class A and Class R Shares, compared to the Barclays 1-5 Year Government/Credit Index (BGC1-5),2 Barclays Intermediate Government/Credit Index (BIGCI)3 and the Morningstar Short-Term Bond Average (MSTBA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
GROWTH OF A $10,000 INVESTMENT–CLASS A SHARES
Growth of $10,000 as of August 31, 2014
■	Total returns include the maximum sales charge of 1.00% ($10,000 minus $100 sales charge = $9,900).
GROWTH OF A $10,000 INVESTMENT–CLASS R SHARES
Growth of $10,000 as of August 31, 2014
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT–SERVICE SHARES
Growth of $10,000 as of August 31, 2014
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 8/31/2014
(returns reflect all applicable sales charges as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	—	—	1.28%
Class R Shares	—	—	2.04%
Institutional Shares	5.24%	4.60%	4.85%
Service Shares	4.99%	4.32%	4.58%
BGC1-5	1.94%	2.39%	3.55%
BIGCI	3.55%	3.70%	4.28%
MSTBA	2.34%	2.60%	2.57%
*	The Fund's Institutional Shares and Service Shares start of performance date was September 2, 2005. The Fund's Class A Shares and Class R Shares start of performance was January 31, 2014. The returns of the BIGCI and MSTBA are from the Institutional Shares and Service Shares start of performance date.
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charges: for A Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BIGCI and MSTBA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	During the reporting period, the Fund's investment adviser elected to change the Fund's broad-based securities market index to the Barclays 1-5 Year Government/Credit Index from the Barclays Intermediate Government/Credit Index. The Barclays 1-5 Year Government/Credit Index is more representative of the securities typically held by the Fund. Barclays 1-5 Year Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. It is not possible to invest directly in an index. The BGC1-5 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.
3	The BIGCI is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The BIGCI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	70.4%
U.S. Treasury Securities	13.3%
Mortgage-Backed Securities[3]	3.9%
Trade Finance Agreements	2.6%
Collateralized Mortgage Obligations	2.0%
Floating Rate Loans	2.0%
Foreign Debt Securities	0.9%
Asset-Backed Securities	0.1%
Derivative Contracts[4]	(0.1)%
Other Security Types[5,6]	0.0%
Cash Equivalents[7]	3.8%
Other Assets and Liabilities—Net[8]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Other Security Types consist of common stocks, warrants, purchased options and exchange-traded funds.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2014
Principal Amount or Shares			Value
		CORPORATE BONDS—60.1%
		Basic Industry - Chemicals—1.6%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,262,511
2,000,000		Eastman Chemical Co., 2.40%, 6/1/2017	2,049,826
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	274,636
20,000		Praxair, Inc., 4.625%, 3/30/2015	20,500
50,000		RPM International, Inc., 6.50%, 2/15/2018	57,022
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	114,851
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	12,430
		TOTAL	3,791,776
		Basic Industry - Metals & Mining—5.2%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,113,010
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	857,185
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	147,605
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	205,229
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	694,981
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	844,687
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	59,939
50,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	59,828
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	54,616
2,000,000		Freeport-McMoRan, Inc., 2.15%, 3/1/2017	2,038,374
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	1,007,593
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,518,012
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,224,216
850,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	866,084
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	992,010
1,000,000	[1,2]	Xstrata Finance (Canada) Ltd., Series 144A, 2.70%, 10/25/2017	1,026,767
		TOTAL	12,710,136
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,467,665
		Capital Goods - Aerospace & Defense—0.4%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	966,600
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,537
		TOTAL	992,137
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.4%
$625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	$721,875
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	237,973
		TOTAL	959,848
		Capital Goods - Diversified Manufacturing—0.6%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,920
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,327
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	263,324
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	59,294
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	36,800
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,035,570
		TOTAL	1,423,235
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	57,553
50,000		Waste Management, Inc., 7.375%, 3/11/2019	61,018
		TOTAL	118,571
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	516,763
		Communications - Cable & Satellite—1.5%
2,000,000		DIRECTV Holdings LLC, 1.75%, 1/15/2018	2,004,254
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,684,671
		TOTAL	3,688,925
		Communications - Media & Entertainment—1.7%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	205,343
1,500,000		CBS Corp., 2.30%, 8/15/2019	1,493,506
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	983,446
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	147,586
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	253,617
70,000		Viacom, Inc., 2.50%, 9/1/2018	71,300
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	742,522
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	108,367
		TOTAL	4,005,687
		Communications - Telecom Wireless—1.6%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	994,839
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	76,442
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	207,374
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	863,969
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	$591,656
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,130,469
		TOTAL	3,864,749
		Communications - Telecom Wirelines—1.8%
1,000,000		AT&T, Inc., 2.30%, 3/11/2019	1,011,245
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	65,850
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	112,309
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	990,785
500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.50%, 9/15/2016	515,750
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,067,214
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	503,270
		TOTAL	4,266,423
		Consumer Cyclical - Automotive—1.4%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	259,767
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	151,251
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,271,794
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	518,843
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	258,116
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,043,609
		TOTAL	3,503,380
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,202,925
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	78,027
		TOTAL	1,280,952
		Consumer Cyclical - Retailers—0.2%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	531,608
		Consumer Cyclical - Services—1.1%
2,000,000		Amazon.com, Inc., 1.20%, 11/29/2017	1,989,316
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	566,301
		TOTAL	2,555,617
		Consumer Non-Cyclical - Food/Beverage—2.5%
905,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	893,614
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	320,130
2,000,000		Kellogg Co., 1.75%, 5/17/2017	2,027,062
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	$980,196
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	421,393
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	159,708
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,239
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	649,417
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	514,109
		TOTAL	5,975,868
		Consumer Non-Cyclical - Health Care—4.2%
2,000,000		Cardinal Health, Inc., 1.70%, 3/15/2018	1,992,964
1,300,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,513,446
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,195,235
2,000,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 2.20%, 8/23/2017	2,031,210
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	143,037
1,100,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	1,286,062
2,000,000		McKesson Corp., 1.40%, 3/15/2018	1,975,912
		TOTAL	10,137,866
		Consumer Non-Cyclical - Products—0.3%
650,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	659,322
		Consumer Non-Cyclical - Supermarkets—0.9%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,050,042
100,000		Kroger Co., Note, 6.80%, 12/15/2018	118,721
		TOTAL	2,168,763
		Consumer Non-Cyclical - Tobacco—0.2%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	19,753
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	364,823
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	57,007
		TOTAL	441,583
		Energy - Independent—1.0%
70,000		Devon Energy Corp., 6.30%, 1/15/2019	81,979
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	2,048,128
125,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	136,312
100,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 3.125%, 1/23/2019	104,190
		TOTAL	2,370,609
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—1.4%
$1,000,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	$1,062,975
600,000	Husky Energy, Inc., 4.00%, 4/15/2024	629,384
450,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	477,073
1,000,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	1,059,300
90,000	Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	90,669
	TOTAL	3,319,401
	Energy - Midstream—0.2%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	324,287
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	57,162
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	59,667
	TOTAL	441,116
	Energy - Oil Field Services—2.7%
2,000,000	FMC Technologies, Inc., 2.00%, 10/1/2017	2,023,350
2,000,000	Halliburton Co., 2.00%, 8/1/2018	2,027,462
275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	307,897
1,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,095,792
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	332,721
665,000	Weatherford International Ltd., 6.00%, 3/15/2018	754,546
	TOTAL	6,541,768
	Energy - Refining—0.2%
300,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	340,224
200,000	Valero Energy Corp., 9.375%, 3/15/2019	259,613
	TOTAL	599,837
	Financial Institution - Banking—12.2%
143,000	American Express Co., 2.65%, 12/2/2022	140,515
90,000	Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	95,201
2,000,000	BB&T Corp., Series MTN, 1.60%, 8/15/2017	2,011,790
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	338,967
500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	612,670
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,005,227
2,000,000	Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,062,374
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,991,548
2,000,000	Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	1,996,822
250,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,804
1,200,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,205,861
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	$302,055
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	57,230
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	107,268
400,000		Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	413,027
100,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	112,484
1,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	1,001,318
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	508,203
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	282,012
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,306,934
1,000,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,004,141
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,217,918
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	350,622
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,682
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	199,659
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,316,934
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	117,363
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	714,894
1,000,000		Key Bank, N.A., Series BKNT, 5.091%, 3/26/2015	1,026,284
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,102,676
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,510,315
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,279,154
500,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	509,972
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	308,369
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	707,617
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	46,960
250,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	256,930
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,498,606
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	391,419
		TOTAL	29,614,825
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	11,245
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	786,946
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	556,390
		TOTAL	1,354,581
		Financial Institution - Finance Companies—2.4%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,255,480
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	$1,073,990
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	330,219
2,500,000		General Electric Capital Corp., Series GMTN, 1.60%, 11/20/2017	2,517,267
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	104,185
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	561,098
		TOTAL	5,842,239
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	85,866
		Financial Institution - Insurance - Life—3.1%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	773,156
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	346,114
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	603,397
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,098,801
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,288,778
2,000,000	[1,2]	MetLife Global Funding I, Series 144A, 1.50%, 1/10/2018	1,994,900
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	178,244
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	989,214
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	212,098
		TOTAL	7,484,702
		Financial Institution - Insurance - P&C—0.8%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	25,857
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	428,915
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	57,013
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,672
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	827,350
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	521,276
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	26,529
		TOTAL	1,919,612
		Financial Institution - REIT - Apartment—0.3%
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	710,221
		Financial Institution - REIT - Healthcare—0.4%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	161,864
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$700,000		Healthcare Trust of America, 3.70%, 4/15/2023	$695,493
		TOTAL	857,357
		Financial Institution - REIT - Office—0.3%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	503,408
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	266,673
		TOTAL	770,081
		Financial Institution - REIT - Other—0.4%
115,000		Liberty Property LP, 6.625%, 10/1/2017	131,083
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	609,959
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	314,010
		TOTAL	1,055,052
		Financial Institution - REIT - Retail—0.5%
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,134,335
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	110,546
		TOTAL	1,244,881
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	510,654
		Technology—2.5%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	506,250
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	255,004
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,312,669
1,550,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,624,943
200,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.50%, 3/15/2024	210,644
2,000,000		Oracle Corp., 1.20%, 10/15/2017	1,993,354
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	155,782
		TOTAL	6,058,646
		Transportation - Railroads—0.1%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	25,411
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	192,837
		TOTAL	218,248
		Transportation - Services—1.0%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	45,742
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	498,805
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	$155,139
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,508,725
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	304,968
		TOTAL	2,513,379
		Utility - Electric—2.0%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	21,852
1,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,276,815
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	784,446
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	252,529
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	111,312
14,571	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	15,763
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	255,103
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,203
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	485,330
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	137,169
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,127,295
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	314,164
		TOTAL	4,792,981
		Utility - Natural Gas—0.9%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	127,078
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	643,051
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	44,224
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,202,242
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	98,766
		TOTAL	2,115,361
		TOTAL CORPORATE BONDS (IDENTIFIED COST $141,759,273)	145,482,291
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—1.9%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,295,028
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	423,750
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	191,096
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.971%, 6/10/2046	$762,647
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	468,541
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.7761%, 4/10/2046	739,662
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	202,821
148,577	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	155,027
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	328,475
		TOTAL	4,567,047
		Government Agency—0.1%
239,245		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.755%, 12/15/2037	241,683
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,797,245)	4,808,730
		MORTGAGE-BACKED SECURITIES—3.9%
		Federal National Mortgage Association—3.9%
4,977,787		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	5,281,739
4,168,594		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	4,295,587
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,515,599)	9,577,326
		U.S. TREASURIES—13.3%
7,370,930	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	7,382,390
3,000,000		United States Treasury Note, 0.875%, 4/30/2017	3,003,243
5,500,000		United States Treasury Note, 1.000%, 3/31/2017	5,528,316
6,000,000		United States Treasury Note, 1.625%, 3/31/2019	6,017,156
10,000,000		United States Treasury Note, 1.750%, 5/31/2016	10,230,156
		TOTAL U.S. TREASURIES (IDENTIFIED COST $32,301,327)	32,161,261
		INVESTMENT COMPANIES—19.8%[4]
273,009		Emerging Markets Fixed Income Core Fund	9,817,034
481,431		Federated Bank Loan Core Fund	4,896,157
7,349,961	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	7,349,961
767,352		Federated Project and Trade Finance Core Fund	7,374,257
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[4]
2,767,753	High Yield Bond Portfolio	$18,460,912
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $47,761,358)	47,898,321
	TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $236,134,802)[6]	239,927,929
	OTHER ASSETS AND LIABILITIES – NET—0.9%[7]	2,225,727
	TOTAL NET ASSETS—100%	$242,153,656
At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Long Bond, Short Futures	115	$16,110,781	December 2014	$(93,915)
[8]United States Treasury Notes, 10-Year Short Futures	300	$37,734,375	December 2014	$(108,487)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(202,402)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $16,365,881, which represented 6.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2014, these liquid restricted securities amounted to $16,365,881, which represented 6.8% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $235,696,012.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$145,482,291	$—	$145,482,291
Collateralized Mortgage Obligations	—	4,808,730	—	4,808,730
Mortgage-Backed Securities	—	9,577,326	—	9,577,326
U.S. Treasuries	—	32,161,261	—	32,161,261
Investment Companies[1]	40,524,064	7,374,257	—	47,898,321
TOTAL SECURITIES	$40,524,064	$199,403,865	$—	$239,927,929
OTHER FINANCIAL INSTRUMENTS[2]	$(202,402)	$—	$—	$(202,402)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout the Period)
Period Ended August 31	2014[1]
Net Asset Value, Beginning of Period	$10.53
Income From Investment Operations:
Net investment income	0.16[2]
Net realized and unrealized gain on investments and futures contracts	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.25
Less Distributions:
Distributions from net investment income	(0.15)
Net Asset Value, End of Period	$10.63
Total Return[3]	2.34%
Ratios to Average Net Assets:
Net expenses	0.60%[4]
Net investment income	2.53%[4]
Expense waiver/reimbursement[5]	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,609
Portfolio turnover	51%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout the Period)
Period Ended August 31	2014[1]
Net Asset Value, Beginning of Period	$10.53
Income From Investment Operations:
Net investment income	0.19[2]
Net realized and unrealized loss on investments and futures contracts	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.21
Less Distributions:
Distributions from net investment income	(0.11)
Net Asset Value, End of Period	$10.63
Total Return[3]	2.04%
Ratios to Average Net Assets:
Net expenses	1.10%[4]
Net investment income	2.15%[4]
Expense waiver/reimbursement[5]	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
Portfolio turnover	51%[7]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.37	$10.68	$10.51	$10.41	$9.97
Income From Investment Operations:
Net investment income	0.28[1]	0.19	0.24	0.28	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.31)	0.23	0.12	0.64
TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.12)	0.47	0.40	1.05
Less Distributions:
Distributions from net investment income	(0.26)	(0.19)	(0.24)	(0.27)	(0.42)
Distributions from net realized gain on investments and futures contracts	(0.02)	—	(0.06)	(0.03)	(0.19)
TOTAL DISTRIBUTIONS	(0.28)	(0.19)	(0.30)	(0.30)	(0.61)
Net Asset Value, End of Period	$10.63	$10.37	$10.68	$10.51	$10.41
Total Return[2]	5.24%	(1.17)%	4.49%	3.90%	10.90%
Ratios to Average Net Assets:
Net expenses	0.35%	0.30%	0.30%	0.30%	0.30%
Net investment income	2.65%	1.81%	2.27%	2.58%	3.84%
Expense waiver/reimbursement[3]	0.25%	0.32%	0.62%	1.53%	5.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,702	$106,396	$95,256	$32,703	$6,621
Portfolio turnover	51%	46%	69%	103%	66%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended August 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.36	$10.68	$10.51	$10.41	$9.97
Income From Investment Operations:
Net investment income	0.25[1]	0.16	0.22	0.25	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.26	(0.32)	0.22	0.13	0.65
TOTAL FROM INVESTMENT OPERATIONS	0.51	(0.16)	0.44	0.38	1.03
Less Distributions:
Distributions from net investment income	(0.23)	(0.16)	(0.21)	(0.25)	(0.40)
Distributions from net realized gain on investments and futures contracts	(0.02)	—	(0.06)	(0.03)	(0.19)
TOTAL DISTRIBUTIONS	(0.25)	(0.16)	(0.27)	(0.28)	(0.59)
Net Asset Value, End of Period	$10.62	$10.36	$10.68	$10.51	$10.41
Total Return[2]	4.99%	(1.51)%	4.23%	3.64%	10.63%
Ratios to Average Net Assets:
Net expenses	0.59%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.39%	1.40%	2.05%	2.35%	3.72%
Expense waiver/reimbursement[3]	0.24%	0.33%	0.33%	1.68%	5.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,843	$34,969	$254,803	$4,934	$1,613
Portfolio turnover	51%	46%	69%	103%	66%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2014
Assets:
Total investment in securities, at value including $47,898,321 of investment in affiliated holdings (Note 5) (identified cost $236,134,802)		$239,927,929
Income receivable		1,471,661
Receivable for shares sold		1,072,485
Receivable for daily variation margin		40,313
TOTAL ASSETS		242,512,388
Liabilities:
Payable for shares redeemed	$227,629
Income distribution payable	29,356
Payable to adviser (Note 5)	2,163
Payable for transfer agent fee	14,927
Payable for Directors'/Trustees' fees (Note 5)	141
Payable for auditing fees	26,000
Payable for portfolio accounting fees	20,333
Payable for other service fees (Notes 2 and 5)	15,434
Payable for share registration costs	19,274
Accrued expenses (Note 5)	3,475
TOTAL LIABILITIES		358,732
Net assets for 22,787,157 shares outstanding		$242,153,656
Net Assets Consist of:
Paid-in capital		$240,499,603
Net unrealized appreciation of investments and futures contracts		3,590,725
Accumulated net realized loss on investments and futures contracts		(1,999,969)
Undistributed net investment income		63,297
TOTAL NET ASSETS		$242,153,656
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($9,609,088 ÷ 903,889 shares outstanding), no par value, unlimited shares authorized	$10.63
Offering price per share (100/99.00 of $10.63)	$10.74
Redemption proceeds per share	$10.63
Class R Shares:
Net asset value per share ($101 ÷ 9.497 shares outstanding), no par value, unlimited shares authorized	$10.63
Offering price per share	$10.63
Redemption proceeds per share	$10.63
Institutional Shares:
Net asset value per share ($181,701,890 ÷ 17,096,867 shares outstanding), no par value, unlimited shares authorized	$10.63
Offering price per share	$10.63
Redemption proceeds per share	$10.63
Service Shares:
Net asset value per share ($50,842,577 ÷ 4,786,392 shares outstanding), no par value, unlimited shares authorized	$10.62
Offering price per share	$10.62
Redemption proceeds per share	$10.62
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2014
Investment Income:
Dividends received from affiliated holdings (Note 5)			$895,321
Interest			4,199,119
Investment income allocated from affiliated partnership (Note 5)			271,974
TOTAL INCOME			5,366,414
Expenses:
Investment adviser fee (Note 5)		$537,710
Administrative fee (Note 5)		140,063
Custodian fees		13,414
Transfer agent fee (Note 2)		109,861
Directors'/Trustees' fees (Note 5)		4,449
Auditing fees		30,500
Legal fees		15,485
Portfolio accounting fees		95,298
Other service fees (Notes 2 and 5)		96,712
Share registration costs		76,419
Printing and postage		36,103
Miscellaneous (Note 5)		8,634
TOTAL EXPENSES		1,164,648
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(388,513)
Reimbursement of other operating expenses (Notes 2 and 5)	(57,903)
TOTAL WAIVER AND REIMBURSEMENTS		(446,416)
Net expenses			718,232
Net investment income			4,648,182
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss $20,921 on sales of investments in affiliated holdings) (Note 5)			91,419
Net realized loss on futures contracts			(2,910,372)
Net realized gain on investments, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)			166,922
Net change in unrealized depreciation of investments			6,037,582
Net change in unrealized depreciation of futures contracts			177,686
Net realized and unrealized gain on investments and futures contracts			3,563,237
Change in net assets resulting from operations			$8,211,419
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended August 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,648,182	$3,835,541
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(2,652,031)	2,951,731
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,215,268	(8,817,365)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,211,419	(2,030,093)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(55,491)	—
Class R Shares	(1)	—
Institutional Shares	(3,448,299)	(1,835,030)
Service Shares	(814,328)	(1,982,392)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(220,424)	—
Service Shares	(59,724)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,598,267)	(3,817,422)
Share Transactions:
Proceeds from sale of shares	115,055,367	122,375,820
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington Short/Intermediate Fixed Income Securities Fund	76,299,914	—
Net asset value of shares issued to shareholders in payment of distributions declared	4,166,220	3,008,303
Cost of shares redeemed	(98,345,686)	(328,231,363)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,175,815	(202,847,240)
Change in net assets	100,788,967	(208,694,755)
Net Assets:
Beginning of period	141,364,689	350,059,444
End of period (including undistributed net investment income of $63,297 and $5,208, respectively)	$242,153,656	$141,364,689
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2014
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (formerly Federated Intermediate Government/Corporate Bond Fund) (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Effective January 31, 2014, the Fund began offering Class A Shares and Class R Shares.
On May 16, 2014, the Fund acquired all of the net assets of Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”), in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Short/Intermediate Fixed Income Securities Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Short/Intermediate Fixed Income Securities Fund, Class A Shares exchanged, a shareholder received 1.847 shares of the Fund's Class A Shares.
For every one share of Short/Intermediate Fixed Income Securities Fund, Trust Shares exchanged, a shareholder received 1.846 shares of the Fund's Institutional Shares.
The Fund received net assets from the Short/Intermediate Fixed Income Securities Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Short/Intermediate Fixed Income Securities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,164,306	$76,299,914	$927,460	$166,895,203	$243,195,117
1	Unrealized Appreciation is included in the Short/Intermediate Fixed Income Securities Fund Net Assets Received amount shown above.
Annual Shareholder Report

Assuming the acquisition had been completed on September 1, 2013, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended August 31, 2014, are as follows:
Net investment income*	$6,001,268
Net realized and unrealized gain on investments	$5,119,331
Net increase in net assets resulting from operations	$11,120,599
*	Net investment income reflects $630,900 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Short/Intermediate Fixed Income Securities Fund that have been included in the Fund's Statement of Operations as of August 31, 2014.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses
Annual Shareholder Report

are allocated to each class based on relative average daily net assets, except that Class A Shares, Class R Shares, Institutional Shares and Service Shares may bear other service fees and transfer agent fees unique to those classes. For the year ended August 31, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,318	$(1,254)
Institutional Shares	87,976	(47,587)
Service Shares	20,567	(9,062)
TOTAL	$109,861	$(57,903)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended August 31, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$6,239
Service Shares	90,473
TOTAL	$96,712
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $19,458,642 and $46,527,349, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(202,402)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended August 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,910,372)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$177,686
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Period Ended 8/31/2014[1]		2013
Class A Shares:	Shares	Amount
Shares sold	197,754	$2,104,283	—	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Short/Intermediate Fixed Income Securities Fund	723,016	7,700,154	—	—
Shares issued to shareholders in payment of distributions declared	4,985	53,047	—	—
Shares redeemed	(21,866)	(232,917)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	903,889	$9,624,567	—	—
Annual Shareholder Report

	Period Ended 8/31/2014[1]		2013
Class R Shares:	Shares	Amount
Shares sold	9	$100	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	9	$100	—	—

Year Ended August 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,222,007	$86,841,345	7,772,727	$82,647,206
Proceeds from shares issued in connection with the tax-free transfer of assets from Short/Intermediate Fixed Income Securities Fund	6,441,290	68,599,760	—	—
Shares issued to shareholders in payment of distributions declared	307,632	3,258,047	154,980	1,643,632
Shares redeemed	(8,137,648)	(86,240,816)	(6,586,147)	(69,656,629)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,833,281	$72,458,336	1,341,560	$14,634,209

Year Ended August 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,457,152	$26,109,639	3,717,173	$39,728,614
Shares issued to shareholders in payment of distributions declared	80,838	855,126	127,819	1,364,671
Shares redeemed	(1,125,728)	(11,871,953)	(24,336,961)	(258,574,734)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,412,262	$15,092,812	(20,491,969)	$(217,481,449)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,149,441	$97,175,815	(19,150,409)	$(202,847,240)
1	Reflects operations for the period from January 31, 2014 (date of initial Investment) to August 31, 2014.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for reversal of allocation income from partnerships and discount accretion/premium amortization on debt securities.
Annual Shareholder Report

For the year ended August 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(271,974)	$271,974
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income[1]	$4,598,267	$3,817,422
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of August 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$63,297
Net unrealized appreciation	$4,231,917
Capital loss carryforwards and deferrals	$(2,641,161)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership investments.
At August 31, 2014, the cost of investments for federal tax purposes was $235,696,012. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $4,231,917. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,217,150 and net unrealized depreciation from investments for those securities having an excess of cost over value of $985,233.
At August 31, 2014, the Fund had a capital loss carryforward of $2,566,599 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-term	Long-Term	Total
$1,550,407	$1,016,192	$2,566,599
Annual Shareholder Report

As of August 31, 2014, for federal income tax purposes, the Fund had $74,562 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2014, the Adviser voluntarily waived $381,180 of its fee and voluntarily reimbursed $57,903 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2014, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class R Shares	0.50%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2014, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the year ended August 31, 2014, FSSC received $105 of the other service fees paid by the Fund as disclosed in Note 2.
Expense Limitation
Effective January 31, 2014, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60%, 1.10%, 0.35% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended August 31, 2014, the Adviser reimbursed $7,333. Transactions involving the affiliated holdings during the year ended August 31, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 8/31/2013	—	—	—	1,137,084	—	—	1,137,084
Purchases/Additions	344,575	481,431	1,020,587	114,242,467	767,352	2,767,753	119,624,165
Sales/ Reductions	(71,566)	—	(1,020,587)	(108,029,590)	—	—	(109,121,743)
Balance of Shares Held 8/31/2014	273,009	481,431	—	7,349,961	767,352	2,767,753	11,639,506
Value	$9,817,034	$4,896,157	$—	$7,349,961	$7,374,257	$18,460,912	$47,898,321
Dividend Income/ Allocated Investment Income	$271,974	$99,921	$77,815	$4,314	$142,010	$571,261	$1,167,295
Allocated Net Realized Gain	$166,922	$—	$—	$—	$—	$—	$166,922
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2014, were as follows:
Purchases	$75,615,472
Sales	$56,432,969
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2014, there were no outstanding loans. During the year ended August 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2014, there were no outstanding loans. During the year ended August 31, 2014, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the federated institutional TRUST AND THE SHAREHOLDERS OF FEDERATED short-Intermediate total return bond FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Intermediate Total Return Bond Fund (formerly Federated Intermediate Government/Corporate Fund), (the “Fund”), a portfolio of Federated Institutional Trust, as of August 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Intermediate Total Return Bond Fund as of August 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
October 24, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2014 to August 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2014	Ending Account Value 8/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,015.80	$3.05
Class R Shares	$1,000	$1,013.20	$5.58
Institutional Shares	$1,000	$1,017.00	$1.78
Service Shares	$1,000	$1,014.80	$3.05
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.18	$3.06
Class R Shares	$1,000	$1,019.66	$5.60
Institutional Shares	$1,000	$1,023.44	$1.79
Service Shares	$1,000	$1,022.18	$3.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.60%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.60%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
John Gentry Birth Date: to come Vice President Officer since: May 2014 Portfolio Manager since: November 2013	Principal Occupations: John Gentry has been the Fund's Portfolio Manager since November 2013. He is Vice President of the Trust with respect to the Fund. He is Vice President, Senior Portfolio Manager and Head of the Corporate Fixed Income Group of the Fund's Adviser. Mr. Gentry joined Federated in 1995. Prior to joining Federated, he was a Senior Treasury Analyst at Sun Company, Inc. and an Analyst at Golembe Associates, Inc. Mr. Gentry has received the Chartered Financial Analyst designation. Mr. Gentry received his B.A. from the University of Virginia and M.B.A. from Cornell University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
(formerly, Federated Intermediate Government/Corporate Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 10 basis points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Annual Shareholder Report

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B862
CUSIP 31420B607
CUSIP 31420B508
35671 (10/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $85,950

Fiscal year ended 2013 - $82,250

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $30

Fiscal year ended 2013 - $73

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Fiscal year ended 2013- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,006 and $0 respectively. Fiscal year ended 2014- Audit consent issued for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $85,254

Fiscal year ended 2013 - $105,241

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014